Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 16, 2020
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 04, 2021
Prospectus Date	rr_ProspectusDate	Dec. 22, 2020
Trading Symbol	dei_TradingSymbol	QPT
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A